Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of geographical areas of property, plant and equipment and intangible assets
The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2022	2021
Canada	$392	$706
United States	9,642	9,879
Barbados	4,954	5,211

	$14,988	$15,796

Summary of Operating segments
Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2022 and December 31, 2021:

For the year ended December 31, 2022	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$15,282	$7,783	$23,065
Operating expenses	(15,209)	(6,663)	(21,872)
Other income	346	—	346
Finance income (expense), net	(219)	13	(206)
Foreign exchange gain, net	52	—	52

Profit before income taxes	$252	$1,133	$1,385

For the year ended December 31, 2021	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$14,317	$7,427	$21,744
Operating expenses	(16,177)	(7,660)	(23,837)
Other income	1,803	25	1,828
Finance income (expense), net	(600)	75	(525)
Foreign exchange gain, net	31	—	31

Loss before income taxes	$(626)	$(133)	$(759)